Nature of Operations	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations

1. Nature of Operations

Description of Business

Unless the context requires otherwise in these notes to the consolidated financial statements, the terms “SHI,”, “ the “Company,” “we,” “us,” and “our” refer to Soluna Holdings, Inc. together with its consolidated subsidiaries, “SDI” refers to Soluna Digital, Inc. and previously, “SCI” refers to Soluna Computing, Inc., formerly known as EcoChain, Inc.

Soluna Holdings, Inc. is a digital infrastructure company that specializes in transforming surplus renewable energy into computing resources. The Company’s strategy is to operate modular data centers co-located with wind, solar, and hydroelectric power plants, supporting compute-intensive applications, including Bitcoin mining, generative AI, and scientific computing. This approach aims to create a more sustainable grid while providing cost-effective and environmentally friendly computing solutions.

Soluna Holdings, Inc., was originally incorporated in the State of New York in 1961 as Mechanical Technology, Incorporated and reincorporated in the State of Nevada on March 24, 2021. Headquartered in Albany, New York, the Company changed its name from “Mechanical Technology, Incorporated” to Soluna Holdings, Inc. on November 2, 2021. On October 29, 2021, Soluna Callisto merged into Soluna Computing, Inc. (“SCI”), a private green data center development company. Effective December 31, 2023, SCI transferred substantially all of its assets to SHI and/or its subsidiaries, and SHI currently conducts its business through its wholly owned subsidiary, Soluna Digital, Inc. (“SDI”). Additionally, SHI formed Soluna Cloud, Inc. (“Soluna Cloud”) on March 24, 2024, to operate cloud, co-location, and data hosting services related to high performance computing and AI. On April 2, 2024, SHI formed Soluna Energy, Inc. (“SEI”) to own and manage renewable energy power purchase agreements and land leases through a series of service subsidiaries.

During fiscal year 2021, the Company commenced mining operations at its Murray, Kentucky location (“Project Sophie”) and Calvert City, Kentucky site (“Project Marie”). Project Marie was decommissioned in February 2023, while Project Sophie transitioned its focus from proprietary Bitcoin mining to hosting customers’ Bitcoin mining operations in the second quarter of 2023. All 25 MW of Project Sophie now perform data hosting services, including an AI customer pilot conducted during the first half of 2024. The Company has since sold all Bitcoin miners at Project Sophie and redeployed the capital. In September 2022, the Company divested specific mining assets at its Wenatchee, Washington facility (“Project Edith”), while continuing to manage operational contracts for the new owner. In August 2024, the Company divested the legal entity and ceased management of operational contracts for the new owner.

The Company’s Texas site (“Project Dorothy”), located at a wind farm, holds the potential for up to 100 MW of power generation. By June 2024, SHI had energized 50 MW of the site across two phases, Project Dorothy 1A and 1B. As of September 30, 2024, SHI holds a 14.6% ownership interest in Soluna DVSL ComputeCo, LLC (“DVSL”), owner of Project Dorothy 1A, and a 51% ownership interest in Soluna DV ComputeCo, LLC (“DVCC”), owner of Project Dorothy 1B. On July 22, 2024 the Company closed financing for the 48 MW modular data center (the “Project Dorothy 2”). Project Dorothy 2 is financed by Soluna2 SLC Fund II Project Holdco LLC, an investment vehicle of Spring Lane Capital (“SLC”) and SDI. As of the September 30, 2024, SDI has a 28% ownership interest in Project Dorothy 2.

On June 18, 2024, Soluna AL CloudCo, LLC (“CloudCo”), a subsidiary of Soluna Cloud, entered into an agreement with Hewlett Packard Enterprise Company (“HPE”). Under this agreement, HPE will provide datacenter and cloud services for AI and supercomputing applications utilizing NVIDIA H100 Graphic Processing Units. This agreement involves an initial pre-payment of $10.3 million, with a total commitment of $34 million over a 36-month period and offers the potential for expansion based on mutual agreement.

Soluna is committed to leveraging its modular data centers and renewable energy partnerships to support the growing demands of Bitcoin mining, AI, and other high-performance computing industries, while maintaining a focus on sustainable, cost-effective energy use.

Going Concern and Liquidity

The Company’s condensed financial statements as of September 30, 2024 have been prepared using generally accepted accounting principles in the United States of America (“U.S. GAAP”) applicable to a going concern, which contemplates the realization of assets and liquidation of liabilities in the normal course of business. As shown in the accompanying condensed financial statements, the Company was in a net loss, has negative working capital, and has significant outstanding debt as discussed in Note 7 as of September 30, 2024. In addition, Soluna MC Borrowing has a litigation matter with NYDIG ABL LLC (“NYDIG”) in relation to their Master Equipment Finance Agreement. See further discussion around the NYDIG litigation in Note 9. These factors, among others indicate that there is substantial doubt about the Company’s ability to continue as a going concern within one year after issuance of these condensed financial statements as of September 30, 2024, or November 14, 2024.

The ability to continue as a going concern is dependent upon the Company generating profitable operations in the future and/or obtaining the necessary financing to meet its obligations and repay its liabilities arising from normal business operations when they come due. In the near term, management is evaluating and implementing different strategies to obtain financing to fund the Company’s expenses and growth to achieve a level of revenue adequate to support the Company’s current cost structure. Financing strategies may include, but are not limited to, stock issuances, project level equity, debt borrowings, partnerships and/or collaborations. If the Company is unable to meet its financial obligations, it could be forced to restructure or refinance, seek additional equity capital or sell its assets. The Company might then be unable to obtain such financing or capital or sell its assets on satisfactory terms. There can be no assurance that additional financing will be available to the Company when needed or, if available, that it can be obtained on commercially reasonable terms. If the Company is not able to obtain the additional financing on a timely basis, if and when it is needed, it will be forced to delay or scale down some or all of its development activities or perhaps even cease the operation of its business.

In addition to the Company’s cash on hand for available use of approximately $8.8 million as of September 30, 2024, the Company will need additional capital raising activities, to meet its capital expenditure needs for its current pipeline and other operational needs. On August 12, 2024, the Company entered into a Standby Equity Purchase Agreement (the “SEPA”) with YA II PN, LTD., a Cayman Islands exempt limited company (“YA”). In accordance with the terms of the SEPA, YA has agreed to purchase up to $25 million in aggregate gross purchase price of newly issued fully paid shares of the Company’s common stock from time to time subject to the limits and the conditions of the SEPA.

The Company in fiscal year 2024 will continue to look to evaluate different strategies to obtain financing to fund operations. However, management cannot provide any assurances that the Company will be successful in accomplishing additional financing or any of its other plans. These financial statements do not include any adjustments related to the recoverability and classification of assets or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

1. Nature of Operations

Description of Business

Unless the context requires otherwise in these notes to the consolidated financial statements, the terms “SHI,” the “Company,” “we,” “us,” and “our” refer to Soluna Holdings, Inc. together with its consolidated subsidiaries, “SCI” refers to Soluna Computing, Inc, formerly known as EcoChain, Inc., and “MTI Instruments” refers to MTI Instruments, Inc..

Soluna Holdings, Inc., formerly known as Mechanical Technology, Incorporated was incorporated in Nevada on March 24, 2021, and is the successor to Mechanical Technology, Inc., which was incorporated in the State of New York in 1961, as a result of a merger which became effective on March 29, 2021, and is headquartered in Albany, New York. Effective November 2, 2021, the Company changed its name from “Mechanical Technology, Incorporated” to “Soluna Holdings, Inc.”

The Company is a digital infrastructure company specializing in transforming surplus renewable energy into computing resources. Our modular data centers can co-locate with wind, solar, or hydroelectric power plants and support compute intensive applications including Bitcoin Mining, Generative AI, and Scientific Computing. This pioneering approach to data centers helps energize a greener grid while delivering cost-effective and sustainable computing solutions. SHI conducted its business through its wholly-owned subsidiary, Soluna Computing, Inc. (“SCI”). The Company formed a wholly owned subsidiary of SHI on December 31, 2023, Soluna Digital, Inc. (“Soluna Digital”, or “SDI”). Effective December 31, 2023, SCI transferred substantially all of its assets to SHI or its subsidiaries, including SDI.

In fiscal year 2021, SCI began mining operations in Murray, Kentucky, (“Project Sophie”) and Calvert City, Kentucky, (“Project Marie”). Project Marie had performed hosting services and proprietary mining in which 10 megawatts were used for hosting services and 10 megawatts was used for proprietary mining through the end of February 2023, at which time the facility had been decommissioned. In the second quarter of fiscal year 2023, Project Sophie entered into hosting contracts with Bitcoin miners, which marked a shift in the Company’s business model at the Company’s modular data centers at Project Sophie from proprietary mining to hosting Bitcoin miners for the customers for 25 MegaWatt (“MW”). As of December 31, 2023, all of Project Sophie is performing data hosting. The Company has sold most of its existing Bitcoin miners at the Project Sophie site and redeploying capital. On September 17, 2022, SCI sold specified assets consisting mainly of mining equipment and other general equipment items to a buyer at its Wenatchee, Washington location, (“Project Edith”). Soluna has committed to providing certain facilities contracts at cost plus a markup to facilitate the continued operations for the sold mining assets, on behalf of the new ownership. Our Texas site (“Project Dorothy”) is located at a wind farm and has a potential for up to 100 MWs, of which the Company obtained approval from the Electric Reliability Council of Texas (“ERCOT”) and energized 25 MW in May 2023 and has energized another 25 MW in October 2023. The Company as of December 31, 2023, has a 14.6% ownership interest in Soluna DVSL ComputeCo, LLC (“DVSL”), and 51% ownership interest in Soluna DV ComputeCo, LLC (“DVCC”) in which are included within the Project Dorothy site, as discussed further in Note 18.

Until the Sale (as defined below), we also operated though our wholly owned subsidiary, MTI Instruments, an instruments business engaged in the design, manufacture and sale of vibration measurement and system balancing solutions, precision linear displacement sensors, instruments and system solutions, and wafer inspection tools. MTI Instruments was incorporated in New York on March 8, 2000. MTI Instruments’ products consisted of engine vibration analysis systems for both military and commercial aircraft and electronic gauging instruments for position, displacement and vibration application within the industrial manufacturing markets, as well as in the research, design and process development markets. These systems, tools and solutions were developed for markets and applications that require consistent operation of complex machinery and the precise measurements and control of products, processes, and the development and implementation of automated manufacturing and assembly. On December 17, 2021, we announced that we had entered into a non-binding letter of intent with a potential buyer (the “Buyer”) regarding the potential sale of MTI Instruments (the “LOI”) to an unrelated third party. Pursuant to the LOI, the Buyer would acquire 100% of the issued and outstanding common stock of MTI Instruments. As a result of the foregoing, the MTI Instruments business was reported as discontinued operations in our consolidated financial statements as of December 31, 2022, and prior periods included in our Annual Report on Form 10-K for the year ended December 31, 2022, filed with the SEC on March 31, 2023 (the “Annual Report”). On April 11, 2022, we consummated the Sale, MTI Instruments ceased to be our wholly-owned subsidiary and, as a result, we have exited the instruments business. See Note 16 for additional information on the Sale.

On April 11, 2022, SHI entered into a Stock Purchase Agreement (the “Stock Purchase Agreement”) with NKX Acquiror, Inc. (the “Purchaser”), pursuant to which the Company sold on such date all of the issued and outstanding shares of capital stock of its wholly-owned subsidiary, MTI Instruments, for approximately $9.4 million in cash, subject to certain adjustments as set forth in the Stock Purchase Agreement (the “Sale”). The consideration paid by the Purchaser to the Company was based on an aggregate enterprise value of approximately $10.75 million. The Company recognized a gain on sale of approximately $7.8 million.

Going Concern and Liquidity

The Company’s financial statements as of December 31, 2023 have been prepared using generally accepted accounting principles in the United States of America (“U.S. GAAP”) applicable to a going concern, which contemplates the realization of assets and liquidation of liabilities in the normal course of business. As shown in the accompanying consolidated financial statements, the Company did not generate sufficient revenue to generate net income and has a cash used in operations position during the year ending as of December 31, 2023. In addition, the Company has ceased operations for Project Marie in February 2023 due to the termination of the Management and Hosting Services agreement with CC Metals and Alloys, LLC (“CCMA”) and repossession of collateral for miners as discussed further below. These factors, among others indicate that there is substantial doubt about the Company’s ability to continue as a going concern within one year after issuance of these financial statements as of December 31, 2023, or April 1, 2024.

Soluna MC Borrowing 2021-1 (the “Borrower”), received a Notice of Acceleration and Repossession (the “NYDIG Notice”) from NYDIG ABL LLC (“NYDIG”) with respect to the Master Equipment Finance Agreement, dated as of December 30, 2021 (the “MEFA”), by and between Borrower and NYDIG. The NYDIG Notice states that (a) Borrower failed to observe or perform certain covenants, conditions or agreements contained in the MEFA and such failure continued unremedied for a period of ten days after Borrower’s knowledge of such breach, which resulted in an event of default under the MEFA, and (b) Borrower defaulted under the guaranty, collateral agreement, or other support agreement, which resulted in an event of default under the MEFA. In addition, the NYDIG Notice states that Borrower failed to pay certain payments of principal and interest under the MEFA when due, which failure also constituted an event of default under the MEFA. As a result of the foregoing events of default, and pursuant to the MEFA, NYDIG (x) declared the principal amount of all loans due and owing under the MEFA and all accompanying Loan Documents (as defined in the MEFA) to be due and immediately payable, (y) imposed a default rate of interest on any outstanding principal amount of each loan (together with all then unpaid interest accruing thereon) and all other obligations under the MEFA and the Loan Documents, and (z) demanded the return of all equipment subject to the MEFA and the Loan Documents. The obligations of Borrower under the MEFA and reflected in the NYDIG Notice were ring-fenced to Borrower and its direct parent company, Soluna MC LLC. On February 23, 2023, NYDIG proceeded to foreclose on all of the collateral securing the MEFA, which resulted in a reportable disposition of all of the Company’s mining assets at the site and certain of the operating assets of Project Marie. The total net book value of the collateralized assets that were repossessed totaled approximately $3.4 million. Additionally, NYDIG has stated its intention to pursue SCI, the parent company of Soluna MC, LLC (“Guarantor”), under a piercing of the corporate veil claim relating to the Guarantor together with Borrower, (“NYDIG Defendants”) debts and liabilities under the loan documents. SCI denies any such liability and has filed a complaint for a declaratory judgment against NYDIG in the Eighth Judicial District Court in Clark County, Nevada on March 16, 2023, seeking a declaratory judgment as to such matter. NYDIG filed a motion to dismiss in response to SCI’s declaratory judgment complaint on April 13, 2023. SCI filed a response in opposition to NYDIG’s motion to dismiss on April 27, 2023. The court heard oral arguments on May 16, 2023. On June 22, 2023, the court issued an order granting NYDIG’s motion to dismiss, on the basis that the case was not ripe for decision, without prejudice. SCI intends to continue to vigorously defend any allegations regarding liability on account of NYDIG Defendants’ debts and liabilities to NYDIG under their loan documents and intends to refile a declaratory judgment complaint against NYDIG. As of December 31, 2023, the Borrower has an outstanding principal balance of approximately $9.2 million and accrued interest and penalties of approximately $936 thousand.

The ability to continue as a going concern is dependent upon the Company generating profitable operations in the future and/or obtaining the necessary financing to meet its obligations and repay its liabilities arising from normal business operations when they come due. In the near term, management is evaluating and implementing different strategies to obtain financing to fund the Company’s expenses and growth to achieve a level of revenue adequate to support the Company’s current cost structure. Financing strategies may include, but are not limited to, stock issuances, project level equity, debt borrowings, partnerships and/or collaborations. If the Company is unable to meet its financial obligations, it could be forced to restructure or refinance, seek additional equity capital or sell its assets. The Company might then be unable to obtain such financing or capital or sell its assets on satisfactory terms. There can be no assurance that additional financing will be available to the Company when needed or, if available, that it can be obtained on commercially reasonable terms. If the Company is not able to obtain the additional financing on a timely basis, if and when it is needed, it will be forced to delay or scale down some or all of its development activities or perhaps even cease the operation of its business.

To further implement management’s strategy, in May 2022, SCI entered into a structural understanding with Soluna SLC Fund I Projects Holdco LLC (“Spring Lane”), a Delaware limited liability company, pursuant to which Spring Lane agreed to provide up to $35.0 million in project financing subject to various milestones and conditions precedent and in August 2022, the Company entered into an agreement with Spring Lane for an initial funding of up to $12.5 million from the previously agreed-upon $35.0 million commitment from Spring Lane for Project Dorothy for a 32% ownership as of year-end. As of December 31, 2022, the Company had received approximately $4.8 million worth of contributions from Spring Lane. In February and concluding on March 10, 2023, the Company entered into a series of Purchase and Sale Agreements with Spring Lane for a total purchase price of $7.5 million for the sale of Series B membership interests owned by SHI. The capital was funded and used to help complete the substation interconnection and the final stages of Project Dorothy, Soluna’s flagship project in West Texas, and corporate operations and general expenses of Soluna. In this series of transactions, Spring Lane increased its stake in Soluna DVSL ComputeCo from approximately 32% to 85.4% and reduced SHI’s ownership from 68% to 14.6%.

In addition, on May 9, 2023, the Company’s indirect subsidiary Soluna DV ComputeCo, LLC (“DVCC”) through Soluna DV Devco, LLC completed a strategic partnership and financing with a special purpose vehicle, Navitas West Texas Investments SPV, LLC, (“Navitas”) organized by Navitas Global, to complete the second phase of the Dorothy Project (“Dorothy 1B”). Under a Contribution Agreement among the parties, the Company owned a substantially complete 25MW data center under construction, in which the Company had contributed capital expenditures for the data center. Navitas has approximately $12.1 million cash contribution for the primary purpose of purchasing proprietary cryptocurrency miners and equipment necessary to put the Dorothy 1B Project into service. As a result of the contribution, the Company owns 51% of DVCC and Navitas owns 49% of DVCC.

Between January 24, 2023 and April 3, 2023, the Company had the first and partial second subsequent closings under the Securities Purchase Agreement dated December 5, 2022, among the Company and certain institutional investors. Pursuant to the SPA, the investors purchased approximately $886 thousand, resulting in the issuance of 117,097 shares of Common Stock and associated warrants for 234,195 shares of Common Stock. On August 1, 2023, the Company had the second subsequent closing under the Securities Purchase Agreement dated December 5, 2022 among the Company and certain institutional investors. Pursuant to the SPA, the investors purchased approximately $774,000 in common stock and associated common stock purchase warrants, with a purchase price of $7.50 per share. Accordingly, at the second subsequent closing the Company issued to the investors 103,183 shares of Common Stock, together with associated warrants to purchase 206,367 shares of Common Stock.

For the year-ended December 31, 2023, the Company has sold under-utilized miners and equipment, and continues to evaluate opportunities to sell more miners and equipment for fiscal year 2024. In addition to the proceeds from the foregoing transactions and together with the Company’s available cash on hand for available use of approximately $6.4 million as of December 31, 2023, the Company will need additional capital raising activities, to meet its outstanding commitments relating to capital expenditures as of December 31, 2023 of approximately $112 thousand and other operational needs, as well as additional needs during 2024 and management continues to evaluate different strategies to obtain financing to fund operations. However, management cannot provide any assurances that the Company will be successful in accomplishing additional financing or any of its other plans. These financial statements do not include any adjustments related to the recoverability and classification of assets or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.